Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Borrowings
Short-term borrowings	¥ 4,940,310	$ 716,278	¥ 6,838,328
Long-term borrowings	149,925	$ 21,737	1,681,370
Total	¥ 5,090,235		¥ 8,519,698